Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies [Line Items]
Revenues	$ 1,435,740	$ 442,789
Accounts payable	490,236	770,758
Cash	39,473	3,772
Allowance for expected credit losses accounts
Impairment of the inventories	$ 336,105
Investment percentage	20.00%
Capitalized of deferred IPO costs	$ 336,731
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables	100.00%
Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Automobile inspection		24,396
Revenues	$ 609,218	$ 138,921
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables	10.00%
Customer One [Member] | Manufacturing Industry [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables		54.00%
Customer One [Member] | Automobile Manufacture Industry [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables	42.00%
Customer One [Member] | Automobile Manufacture Industry [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables	71.00%
Customer One [Member] | Logistic Industry [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables		32.00%
Customer One [Member] | Automation Machinery Business [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables		80.00%
Customer One [Member] | Automobile Manufacture Business [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases	$ 1,093,750
Customer One [Member] | Car Manufacture Business [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables		53.00%
Total purchases		$ 1,015,106
Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Automobile inspection		20,668
Revenues	$ 409,456	$ 54,277
Customer Two [Member] | Retail Industry [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables		46.00%
Customer Two [Member] | Automotive Industry [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables	29.00%
Customer Two [Member] | Logistic Industry [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables		12.00%
Customer One [Member] | Automation Machinery Business [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivables	67.00%
Automobile Inspection [Member]
Summary of Significant Accounting Policies [Line Items]
Automobile inspection	$ 258
Deposit Insurance Corporation of Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash on deposit	$ 39,473	$ 3,772